UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2005

Date of reporting period:	4/30/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Large Capitalization Growth Fund

Schedule of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%
Common Stock
Air Freight & Logistics 2.8%
8,000	FedEx Corp.	$679,600
21,000	United Parcel Service, Inc.	1,497,510

		2,177,110

Banks 2.0%
32,700	Citigroup, Inc.	1,535,592

Biotechnology 1.4%
23,000	Affymetrix, Inc.(a)	1,060,530

Capital Markets 1.0%
75,000	Charles Schwab Corp. (The)	776,250

Chemicals 2.1%
13,100	EI Du Pont de Nemours & Co.(a)	617,141
12,100	Potash Corp. of Saskatchewan (Canada)	1,018,094

		1,635,235

Communication Equipment 4.7%
47,200	Comverse Technology, Inc.(a)	1,075,688
74,000	Motorola, Inc.	1,135,160
40,000	QUALCOMM, Inc.	1,395,600

		3,606,448

Computer Software & Services 4.0%
21,400	Apple Computer, Inc.(a)	771,684
125,000	EMC Corp.(a)	1,640,000
27,300	Microsoft Corp.	690,690

		3,102,374

Computers & Business Equipment 2.6%
116,000	Cisco Systems, Inc.(a)	2,004,480

Computers & Peripherals 3.2%
9,000	Avid Technology, Inc.(a)	445,590
42,500	Dell, Inc.(a)	1,480,275
20,000	Network Appliance, Inc.(a)	532,600

		2,458,465

Consumer Finance 1.7%
68,000	MBNA Corp.	1,343,000

Cosmetics & Toiletries 0.4%
8,933	Estee Lauder Cos., Inc. (Class A shares)	343,117

Diversified Telecommunication Services 2.5%
69,500	Nokia Corp. ADR (Finland) (Class A shares)	1,110,610
37,900	Sprint Corp.	843,654

		1,954,264

Drugs & Healthcare 7.4%
20,000	Amgen, Inc.(a)	1,164,200
28,000	Caremark Rx, Inc.(a)	1,121,400
37,200	Medtronic, Inc.	1,960,440
50,000	Pfizer, Inc.	1,358,500

		5,604,540

Electric Utilities 1.6%
14,100	TXU Corp.	1,209,639

Electronic Equipment & Instruments 1.6%
55,500	Symbol Technologies, Inc.	742,035
19,700	Texas Instruments, Inc.	491,712

		1,233,747

Electronics & Electronic Components 1.2%
19,500	Rockwell Automation, Inc.	901,485

Financial Services 4.6%
11,900	Capital One Financial Corp.	843,591
23,500	CIT Group, Inc.	946,580
16,600	Goldman Sachs Group, Inc. (The)	1,772,714

		3,562,885

Food & Beverage 2.2%
14,000	Constellation Brands, Inc. (Class A shares)(a)	737,940
9,000	Hershey Co. (The)(a)	575,100
6,000	WM Wrigley Jr. Co.(a)	414,780

		1,727,820

Food & Staples Retailing 1.5%
22,200	CVS Corp.	1,145,076

Healthcare Equipment & Supplies 2.3%
7,400	Alcon, Inc. (Switzerland)(a)	717,800
14,500	C. R. Bard, Inc.	1,031,965

		1,749,765

Healthcare Providers & Services 1.7%
14,400	CIGNA Corp.	1,324,512

Hotels, Restaurants & Leisure 1.2%
14,100	Station Casinos, Inc.	909,873

Household Durables 0.7%
7,200	Harman International Industries, Inc.	565,776

Household Products 2.1%
15,200	Clorox Co. (The)	962,160
13,100	Colgate-Palmolive Co.	652,249

		1,614,409

Industrial Conglomerates 1.0%
10,400	Textron, Inc.	783,640

Internet 4.9%
4,780	Google, Inc. (Class A shares)(a)	1,051,600
100,900	Juniper Networks, Inc.(a)	2,279,331
12,000	Yahoo!, Inc.(a)	414,120

		3,745,051

Internet & Catalog Retail 2.3%
56,000	eBay, Inc.(a)	1,776,880

IT Services 2.3%
41,800	Cognizant Technology Solutions Corp. (Class A shares)(a)	1,756,018

Machinery 2.6%
14,000	Caterpillar, Inc.	1,232,700
10,400	Ingersoll-Rand Co. (Bermuda)(Class A shares)	799,448

		2,032,148

Media 0.9%
24,700	XM Satellite Radio Holdings, Inc. (Class A shares)(a)	685,178

Multi-Utilities 0.5%
26,000	AES Corp. (The)(a)	418,080

Oil & Gas 1.4%
24,200	Devon Energy Corp.	1,093,114

Oil Field/Equipment & Services 2.9%
17,800	Apache Corp.	1,001,962
12,000	ConocoPhillips	1,258,200

		2,260,162

Pharmaceuticals 3.0%
19,000	Johnson & Johnson(a)	1,303,970
48,600	Schering-Plough Corp.	1,014,282

		2,318,252

Restaurants 2.1%
54,300	McDonald’s Corp.	1,591,533

Retail 3.0%
20,400	Nordstrom, Inc.	1,036,932
66,000	Staples, Inc.	1,258,620

		2,295,552

Semiconductors & Semiconductor Equipment 8.4%
97,000	Applied Materials, Inc.(a)	1,442,390
21,200	Broadcom Corp. (Class A shares)(a)	634,092
51,400	Linear Technology Corp.	1,837,036
20,600	Marvell Technology Group Ltd. (Bermuda)(a)	689,688
47,900	Maxim Integrated Products, Inc.	1,791,460

		6,394,666

Software 5.4%
12,000	Adobe Systems, Inc.	713,640
33,200	Electronic Arts, Inc.(a)	1,772,548
36,100	Oracle Corp.(a)	417,316
66,400	Symantec Corp.(a)	1,246,992

		4,150,496

Textiles, Apparel & Luxury Goods 1.2%
12,500	Nike, Inc. (Class B shares)	960,125

	Total long-term investments (cost $76,788,438)	75,807,287

SHORT-TERM INVESTMENT 1.1%
Money Market Mutual Fund
812,979	Dryden Core Investment Fund-Taxable Money Market Series (cost $812,979)(c)	812,979

	Total Investments 99.5% (cost $77,601,417)(b)	76,620,266
	Other assets in excess of liabilities 0.5%	346,742

	Net Assets 100.0%	$76,967,008

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $78,905,815; and net unrealized depreciation on investments for federal income tax purposes was $2,285,549 (gross unrealized appreciation $9,647,758; gross unrealized depreciation $11,933,307). The difference between book and tax basis is attributable to deferred losses on wash sales.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of Dryden Core Investment Fund - Taxable Money Market Series.

ADR – American Depository Receipt.

Strategic Partners Large Capitalization Value Portfolio

Schedule of Investments

As of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS
Aerospace/Defense 3.8%
18,600	Lockheed Martin Corp.	$1,133,670
5,900	Northrop Grumman Corp.	323,556
22,900	Raytheon Co.	861,269
2,400	United Technologies Corp.	244,128

		2,562,623

Air Freight & Logistics 0.2%
500	FedEx Corp.	42,475
1,200	United Parcel Service, Inc.	85,572

		128,047

Automobiles 0.1%
2,700	Ford Motor Co.	24,597
1,500	General Motors Corp.	40,020

		64,617

Automotive Components 1.0%
39,280	Delphi Corp.	129,624
3,100	Johnson Controls, Inc.	170,097
10,600	Lear Corp.	359,234

		658,955

Biotechnology 0.1%
300	Amgen, Inc.(a)	17,463
1,500	OSI Pharmaceuticals, Inc.(a)	71,003

		88,466

Capital Markets 0.2%
5,600	Ameritrade Holding Corp.(a)	58,688
1,300	E*Trade Financial Corp.(a)	14,443
700	Merrill Lynch & Co., Inc.	37,751

		110,882

Chemicals 1.8%
6,200	Air Products & Chemicals, Inc.	364,126
1,300	Dow Chemical Co.	59,709
6,700	Nalco Holdings Co.(a)	120,600
800	PPG Industries, Inc.	54,040
7,500	Praxair, Inc.	351,225
5,200	Rohm & Haas Co.	227,032

		1,176,732

Commercial Banks 6.0%
23,600	Bank of America Corp.	1,062,944
3,300	Bank of New York Co., Inc. (The)	92,202
1,900	BB&T Corp.	74,499
16,770	KeyCorp.	556,093
600	Marshall & Ilsley Corp.	25,584
2,600	Mellon Financial Corp.	71,994
13,200	North Fork Bancorporation, Inc.	371,580
800	PNC Financial Services Group, Inc.	42,584
7,120	UnionBanCal Corp.	438,307
20,200	US Bancorp	563,580
2,000	Wachovia Corp.	102,360
7,700	Wells Fargo & Co.	461,538
1,500	Zions Bancorp	105,045

		3,968,310

Commercial Services & Supplies 2.2%
34,400	Cendant Corp.	684,904
1,650	PHH Corp.(a)	36,878
26,740	Waste Management, Inc.	761,822

		1,483,604

Communications Equipment 0.2%
1,900	Cisco Systems, Inc.(a)	32,832
1,900	QUALCOMM, Inc.	66,291
300	SpectraSite, Inc.(a)	16,839

		115,962

Computers & Peripherals 0.3%
14,000	EMC Corp.(a)	183,680
600	Lexmark International, Inc.(a)	41,670

		225,350

Consumer Finance 0.5%
15,200	MBNA Corp.	300,200

Consumer Products 0.3%
3,500	Procter & Gamble Co.	189,525

Cosmetics & Toiletries 0.1%
1,600	Gillette Co.	82,624

Diversified Financial Services 2.6%
22,300	CIT Group, Inc.	898,244
20,500	Principal Financial Group, Inc. (The)	801,140

		1,699,384

Diversified Telecommunication Services 0.1%
3,800	Sprint Corp. (FON Group)	84,588

Electric Utilities 9.7%
12,900	Alliant Energy Corp.	339,786
9,300	CMS Energy Corp.(a)	120,156
3,800	Constellation Energy Group, Inc.	199,728
4,700	Edison International	170,610
7,900	Entergy Corp.	579,070
22,108	FirstEnergy Corp.	962,140
41,100	FPL Group, Inc.	1,677,702

50,800	General Electric Co.	1,838,960
3,400	Northeast Utilities	62,254
2,800	PG&E Corp.(a)	97,216
1,800	Pinnacle West Capital Corp.	75,420
3,900	PPL Corp.	211,614
7,200	Xcel Energy, Inc.	123,696

		6,458,352

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	647

Financial Services 4.9%
9,000	Charles Schwab Corp. (The)	93,150
32,000	Citigroup, Inc.	1,502,720
9,100	Countrywide Credit Industries, Inc.	329,329
800	Doral Financial Corp. (Puerto Rico)	11,240
3,400	Goldman Sachs Group, Inc.	363,086
1,000	MBIA, Inc.	52,380
10,300	Morgan Stanley	541,986
7,700	State Street Corp.	355,971

		3,249,862

Food & Staples Retailing 1.5%
46,300	Albertson’s, Inc.	916,277
700	Costco Wholesale Corp.	28,406
2,100	Sysco Corp.	72,660

		1,017,343

Food Products 2.9%
8,500	Coca-Cola Co.	369,240
100	H.J. Heinz Co.	3,685
13,800	Kraft Foods, Inc. (Class A shares)	447,258
1,200	PepsiCo, Inc.	66,768
14,900	Sara Lee Corp.	318,711
18,900	Unilever PLC ADR (United Kingdom)	725,004

		1,930,666

Gas & Pipeline Utilities 0.2%
1,700	Valero Energy Corp.	116,501

Health Care Equipment & Supplies 0.4%
700	Bausch & Lomb, Inc.	52,500
600	Biomet, Inc.	23,214
4,400	Boston Scientific Corp.(a)	130,152
2,000	Gilead Sciences, Inc.(a)	74,200
200	Wyeth	8,988

		289,054

Health Care Providers & Services 3.9%
10,000	Aetna, Inc.	733,700
9,700	HCA, Inc.	541,648
1,000	McKesson Corp.	37,000
1,300	Medco Health Solutions, Inc.(a)	66,261
1,700	Sepracor, Inc.(a)	101,864
69,900	Tenet Healthcare Corp.(a)	836,703
700	Watson Pharmaceuticals, Inc.(a)	21,000
2,000	Wellpoint, Inc.(a)	255,500

		2,593,676

Homebuilding 0.2%
2,900	D.R. Horton, Inc.	88,450
400	Pulte Homes, Inc.	28,580

		117,030

Hotels, Restaurants & Leisure 2.9%
38,600	Caesars Entertainment, Inc.(a)	770,070
1,200	Carnival Corp.	58,656
4,200	Hilton Hotels Corp.	91,686
1,000	Marriott International, Inc.	62,750
11,500	McDonald’s Corp.	337,065
1,100	Starwood Hotels & Resorts Worldwide, Inc.	59,774
11,800	Yum! Brands, Inc.	554,128

		1,934,129

Household Durables 2.3%
200	Centex Corp.	11,544
300	Fortune Brands, Inc.	25,374
27,700	Lennar Corp. (Class A shares)	1,425,719
1,740	Lennar Corp. (Class B shares)	83,363
200	Mohawk Industries, Inc.(a)	15,562

		1,561,562

Industrial Conglomerates 2.2%
1,300	3M Co.	99,411
10,500	Hewlett-Packard Co.	214,935
2,700	International Business Machines Corp.	206,226
400	ITT Industries, Inc.	36,184
800	NCR Corp.(a)	26,400
10,800	Oracle Corp.(a)	124,848
24,900	Tyco International Ltd. (Bermuda)	779,619

		1,487,623

Industrial Machinery 0.6%
300	Caterpillar, Inc.	26,415
2,100	Deere & Co.	131,334
4,400	Eaton Corp.	258,060

		415,809

Insurance 10.4%
5,600	AFLAC, Inc.	227,640
13,000	Allmerica Financial Corp.(a)	436,410
12,000	Allstate Corp. (The)	673,920
3,100	Ambac Financial Group, Inc.	207,235
3,200	Assurant, Inc.	105,888
6,400	Genworth Financial, Inc.	178,880
4,800	Hartford Financial Services Group, Inc. (The)	347,376
47,790	MetLife, Inc.	1,859,030
900	Progressive Corp. (The)	82,143
1,600	Protective Life Corp.	61,184
37,250	St. Paul Travelers Cos., Inc.	1,333,550
2,000	Torchmark Corp.	106,860
78,500	UnumProvident Corp.	1,312,520
700	W.R. Berkley Corp.	22,750

		6,955,386

Internet 0.1%
1,900	Juniper Networks, Inc.(a)	42,921

Internet & Catalog Retail 0.1%
1,700	eBay, Inc.(a)	53,941

IT Services 2.7%
1,000	Affiliated Computer Services, Inc. (Class A shares)(a)	47,670
600	Computer Sciences Corp.(a)	26,088
87,500	Electronic Data Systems Corp.	1,693,125

		1,766,883

Leisure Equipment & Products 0.9%
20,600	Eastman Kodak Co.	515,000
3,600	International Game Technology	96,804

		611,804

Machinery 0.6%
10,500	SPX Corp.	406,245

Media 2.3%
900	Comcast Corp. (Class A shares)(a)	28,557
2,000	DIRECTV Group, Inc. (The)(a)	28,240
1,700	E.W. Scripps Co. (Class A shares)	86,581
1,300	EchoStar Communications Corp. (Class A shares)	37,635
5,200	Gannett Co., Inc.	400,400
300	Knight-Ridder, Inc.	19,410
1,000	Liberty Media Corp. (Class A shares)(a)	10,040
1,500	New York Times Co. (The)	50,040
8,252	News Corp., Inc. (Class A shares)	126,091
14,900	Time Warner, Inc.(a)	250,469
14,600	Viacom, Inc. (Class B shares)	505,452

		1,542,915

Metals & Mining 1.1%
22,772	Alcoa, Inc.	660,843
1,600	United States Steel Corp.	68,416

		729,259

Multi-Utilities 0.2%
3,100	SCANA Corp.	120,404

Multi-Utilities & Unregulated Power
5,200	Dynegy, Inc. (Class A shares)(a)	17,420

Multiline Retail 1.1%
700	Nordstrom, Inc.	35,581
5,119	Sears Holdings Corp.(a)	692,294

		727,875

Oil & Gas 2.0%
2,900	Apache Corp.	163,241
1,200	Ashland, Inc.	80,688
2,200	Baker Hughes, Inc.	97,064

1,800	EOG Resources, Inc.	85,590
7,088	Sunoco, Inc.	703,555
4,100	Unocal Corp.	223,655

		1,353,793

Oil Field Equipment & Services 5.1%
700	Anadarko Petroleum Corp.	51,128
11,300	ChevronTexaco Corp.	587,600
4,600	ConocoPhillips	482,310
2,300	Devon Energy Corp.	103,891
31,500	Exxon Mobil Corp.	1,796,445
5,500	Occidental Petroleum Corp.	379,500

		3,400,874

Paper & Forest Products 1.1%
800	Bowater, Inc.	25,992
2,100	Georgia-Pacific Group	71,967
3,000	International Paper Co.	102,870
900	Smurfit-Stone Container Corp.(a)	11,799
800	Temple-Inland, Inc.	27,000
7,200	Weyerhaeuser Co.	493,992

		733,620

Pharmaceuticals 0.3%
2,000	Bristol-Myers Squibb Co.	52,000
1,700	Forest Laboratories, Inc.(a)	60,656
900	Johnson & Johnson	61,767

		174,423

Real Estate 2.4%
16,200	Apartment Investment & Management Co.	617,544
300	CenterPoint Properties Trust	12,363
1,700	Kimco Realty Corp.	94,163
11,900	New Century Financial Corp.	540,855
9,160	Plum Creek Timber Co., Inc.	316,386

		1,581,311

Real Estate Investment Trust 0.9%
1,100	Camden Property Trust	56,100
1,100	CarrAmerica Realty Corp.	36,344
2,000	Duke Realty Corp.	61,200
2,900	Equity Office Properties Trust	91,263
300	Equity Residential	10,305
1,000	General Growth Properties, Inc.	39,110
900	Liberty Property Trust	35,847
2,000	Mack-Cali Realty Corp.	87,980
3,200	ProLogis Trust	126,688
900	Simon Property Group, Inc.	59,463

		604,300

Retailing 0.7%
600	Abercrombie & Fitch Co. (Class A shares)	32,370
200	CVS Corp.	10,316
2,700	Federated Department Stores, Inc.	155,250
2,400	Home Depot, Inc. (The)	84,888
700	Kohl’s Corp.(a)	33,320

1,900	Lowe’s Cos., Inc.	99,009
3,100	Staples, Inc.	59,117

		474,270

Road & Rail 0.7%
700	CSX Corp.	28,091
3,100	Norfolk Southern Corp.	97,340
5,700	Union Pacific Corp.	364,401

		489,832

Semiconductors & Semiconductor Equipment
600	Analog Devices, Inc.	20,466

Software 3.8%
29,700	BMC Software, Inc.(a)	481,140
64,000	Computer Associates International, Inc.	1,721,600
11,900	Microsoft Corp.	301,070

		2,503,810

Specialty Retail
600	Limited Brands, Inc.	13,014
500	Ross Stores, Inc.	13,360

		26,374

Telecommunications 2.4%
11,600	Corning, Inc.(a)	159,500
2,400	MCI, Inc.	63,672
2,500	Nextel Communications, Inc.(a)	69,975
25,600	SBC Communications, Inc.	609,280
20,200	Verizon Communications, Inc.	723,160

		1,625,587

Textiles, Apparel & Luxury Goods 1.0%
12,400	Jones Apparel Group, Inc.	377,580
3,500	Nike, Inc. (Class B shares)	268,835

		646,415

Thrifts & Mortgage Finance 2.6%
1,200	Astoria Financial Corp.	31,812
15,600	Freddie Mac	959,712
18,355	Washington Mutual, Inc.	758,429

		1,749,953

Tobacco 3.8%
38,640	Altria Group, Inc.	2,511,214

Toys & Sporting Goods 0.2%
1,200	Hasbro, Inc.	22,704
6,500	Mattel, Inc.	117,325

		140,029

Utilities Gas & Electric 1.0%
4,200	Consolidated Edison, Inc.	181,776
5,600	Dominion Resources, Inc.	422,240

2,100	Wisconsin Energy Corp.	74,046

		678,062

	Total long-term investments (cost $54,003,089)	65,801,509

SHORT-TERM INVESTMENT 1.6%
Money Market Mutual Fund
1,039,458	Dryden Core Investment Fund-Taxable Money Market Series (cost $1,039,458)(c)	1,039,458

	Total Investments 100.3% (cost $55,042,547)(b)	66,840,967
	Liabilities in excess of other assets (0.3%)	(212,836)

	Net Assets 100.0%	$66,628,131

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $55,828,316; and net unrealized appreciation on investments for federal income tax purposes was $11,012,651 (gross unrealized appreciation $12,665,685; gross unrealized depreciation $1,653,034). The difference between book and tax basis is attributable to deferred losses on wash sales.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of Dryden Core Investment Fund - Taxable Money Market Series.

ADR – American Depository Receipt

Strategic Partners Small Capitalization Growth Portfolio

Portfolio of Investments As of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.7%
COMMON STOCKS
Aerospace & Defense 2.1%
2,760	DRS Technologies, Inc.(a)	$122,130
3,555	Engineered Support Systems, Inc.	125,562
3,990	Mercury Computer Systems, Inc.(a)	105,057

		352,749

Auto Components 0.9%
3,069	Gentex Corp.	99,619
15,610	IMPCO Technologies, Inc.(a)	49,328

		148,947

Automobiles 0.8%
3,068	Monaco Coach Corp.	43,504
3,128	Winnebago Industries, Inc.	91,150

		134,654

Banks 1.4%
3,870	PrivateBancorp, Inc.	120,937
3,865	Southwest Bancorp of Texas, Inc.	64,159
1,089	WinTrust Financial Corp.	49,996

		235,092

Biotechnology 1.4%
6,600	Nabi Biopharmaceuticals(a)	71,940
7,990	QLT, Inc. (Canada)(a)	85,652
4,890	Rigel Pharmaceuticals, Inc.(a)	83,864

		241,456

Building Products 0.4%
2,080	NCI Buildings Systems, Inc.(a)	67,434

Business Services 1.8%
9,283	FTI Consulting, Inc.(a)	204,969
13,230	Kforce, Inc.(a)	105,575

		310,544

Commercial Services & Supplies 7.5%
5,734	Education Management Corp.(a)	160,552
5,789	Fair Isaac Corp.	190,342
4,010	FirstService Corp. (Canada)(a)	76,390
3,190	Laureate Education, Inc.(a)	141,700
8,160	McGrath RentCorp	181,152
3,250	Navigant Consulting, Inc.(a)	76,277
3,230	Providence Service Corp. (The)(a)	82,656
4,290	Rollins, Inc.	84,685
3,640	Steiner Leisure Ltd. (Bahamas)(a)	109,073
3,732	Stericycle, Inc.(a)	181,636

		1,284,463

Communication Equipment 2.5%
7,590	Andrew Corp.(a)	93,129
7,789	Avocent Corp.(a)	195,815
5,030	SafeNet, Inc.(a)	140,589

		429,533

Computer & Peripherals 1.1%
4,830	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	91,529
5,530	Optimal Robotics Corp. (Canada)(a)	100,369

		191,898

Construction & Engineering 1.6%
4,180	Jacobs Engineering Group, Inc.(a)	203,607
1,870	Trex Co., Inc.(a)	75,137

		278,744

Consumer Finance 0.4%
4,420	Cash America International, Inc.	65,637

Distributors 0.6%
1,780	Building Material Holding Corp.	97,793

Diversified Telecommunication Services 0.3%
4,080	Openwave Systems, Inc.(a)	54,631

Electronic Equipment & Instruments 1.3%
3,992	Littelfuse, Inc.(a)	107,544
8,590	Radisys Corp.(a)	120,260

		227,804

Electronics & Electronic Components 3.6%
3,380	BEI Technologies, Inc.	77,740
5,763	Benchmark Electronics, Inc.(a)	155,831
2,464	Global Imaging Systems, Inc.(a)	85,476
6,622	Photon Dynamics, Inc.(a)	128,136
2,905	Rogers Corp.(a)	100,339
17,710	SRS Labs, Inc.(a)	70,840

		618,362

Energy Equipment & Services 2.5%
1,912	Cooper Cameron Corp.(a)	105,045
3,350	Headwaters, Inc.(a)	107,100
3,240	Maverick Tube Corp.(a)	94,252
4,850	Patterson-UTI Energy, Inc.	116,254

		422,651

Financial Services 2.8%
2,959	Affiliated Managers Group, Inc.(a)	185,026
3,218	Financial Federal Corp.	113,595
2,000	Gabelli Asset Management, Inc. (Class A shares)	79,840
2,698	Jefferies Group, Inc.	97,668

		476,129

Food & Beverage 1.0%
3,650	Performance Food Group Co.(a)	98,149
16,915	SunOpta, Inc. (Canada)(a)	77,978

		176,127

Gaming 1.6%
4,100	Mikohn Gaming Corp.(a)	57,892
9,740	Scientific Games Corp.(a)	209,118

		267,010

Healthcare Equipment & Supplies 6.7%
2,851	Advanced Neuromodulation Systems, Inc.(a)	85,844
1,731	Edwards Lifesciences Corp.(a)	76,233
1,058	IDEXX Laboratories, Inc.(a)	60,031
2,782	Kensey Nash Corp.(a)	76,450
3,760	Kindred Healthcare, Inc.(a)	123,704
3,900	Lifeline Systems, Inc.(a)	132,990
4,080	PolyMedica Corp.	126,439
5,210	Priority Healthcare Corp. (Class B shares)(a)	118,684
1,860	SonoSite, Inc.(a)	54,135
20,800	Spectranetics Corp. (The)(a)	104,624
3,650	Syneron Medical Ltd. (Israel)(a)	105,850
2,269	Varian, Inc.(a)	75,263

		1,140,246

Healthcare Providers & Services 4.5%
3,470	Amedisys, Inc.(a)	104,135
4,250	America Service Group, Inc.(a)	96,560
4,790	AmSurg Corp.(a)	124,013
2,994	Apria Healthcare Group, Inc.(a)	90,119
2,270	Chemed Corp.	160,806
2,135	LifePoint Hospitals, Inc.(a)	94,901
8,992	PSS World Medical, Inc.(a)	100,351

		770,885

Homebuilders 0.5%
3,336	WCI Communities, Inc.(a)	93,508

Hotels, Restaurants & Leisure 2.6%
7,900	Century Casinos, Inc.(a)	57,038
1,540	Kerzner International Ltd. (Bahamas)(a)	84,839
7,553	RARE Hospitality International, Inc.(a)	210,124
4,189	Ruby Tuesday, Inc.	94,253

		446,254

Household Products 0.6%
2,380	Jarden Corp.(a)	106,315

Insurance 3.0%
6,900	Affirmative Insurance Holdings, Inc.	104,397
2,942	Infinity Property & Casualty Corp.	95,468
4,405	LabOne, Inc.(a)	154,527
12,600	Tower Group, Inc.	151,074

		505,466

Internet Software & Services 7.7%
9,236	Agile Software Corp.(a)	60,681
2,717	Ask Jeeves, Inc.(a)	73,875
9,998	Digital Insight Corp.(a)	200,660
16,300	Digitas, Inc.(a)	162,511
3,050	Equinix, Inc.(a)	106,689
3,170	InfoSpace, Inc.(a)	98,238
4,680	j2 Global Communications, Inc.(a)	167,170
12,990	Keynote Systems, Inc.(a)	142,241
15,120	Online Resources Corp.(a)	131,544
8,160	RADVision Ltd. (Israel)(a)	98,981
3,570	Radware Ltd. (Israel)(a)	78,076

		1,320,666

IT Services 0.5%
5,211	UNOVA, Inc.(a)	92,547
Leisure Equipment & Products 0.4%

5,880	K2, Inc.(a)	74,794

Media 3.0%
4,957	Emmis Communications Corp. (Class A shares)(a)	76,487
9,241	Entravision Communications Corp. (Class A shares)(a)	72,727
18,733	ValueClick, Inc.(a)	194,073
16,391	ValueVision Media, Inc. (Class A shares)(a)	162,271

		505,558

Medical Products & Services 2.7%
3,781	American Medical Systems Holdings, Inc.(a)	66,016
19,710	Encore Medical Corp.(a)	82,191
2,151	INAMED Corp.(a)	130,867
3,580	Laserscope(a)	113,414
22,000	Orthovita, Inc.(a)	72,380

		464,868

Oil & Gas 5.1%
4,029	Cal Dive International, Inc.(a)	179,210
2,781	Forest Oil Corp.(a)	107,152
13,340	Grey Wolf, Inc.(a)	80,040
1,834	Hydril Co.(a)	96,468
5,250	Oil States International, Inc.(a)	106,628
6,760	Superior Energy Services, Inc.(a)	100,589
2,270	Unit Corp.(a)	87,077
3,258	Western Gas Resoures, Inc.	108,850

		866,014

Pharmaceuticals 3.5%
3,990	Alexion Pharmaceuticals, Inc.(a)	82,753
5,890	Atherogenics, Inc.(a)	63,259
5,752	Connetics Corp.(a)	124,991
3,080	Eyetech Pharmaceuticals, Inc.(a)	70,809
5,773	HealthExtras, Inc.(a)	95,543
7,450	Salix Pharmaceuticals Ltd.(a)	106,535
4,320	Vaxgen, Inc.(a)	47,088

		590,978

Retail 4.5%
4,460	Beacon Roofing Supply, Inc.(a)	99,012
13,090	Cosi, Inc.(a)	57,858
7,166	Fred’s, Inc.	103,477
2,250	Guitar Center, Inc.(a)	111,038
4,057	Jos. A. Bank Clothiers, Inc.(a)	133,070
3,991	Linens ‘n Things, Inc.(a)	93,110
5,456	PETCO Animal Supplies, Inc.(a)	170,772

		768,337

Road & Rail 0.4%
2,680	Old Dominion Freight Line, Inc.(a)	75,308

Semiconductors & Semiconductor Equipment 3.3%
4,056	Intersil Corp.	70,818
6,200	Microsemi Corp.(a)	104,904
13,170	O2Micro International Ltd. (Cayman Islands)(a)	135,783
2,095	Silicon Laboratories, Inc.(a)	53,213
9,230	Sirf Technology Holdings, Inc.(a)	105,314
5,820	Ultratech, Inc.(a)	92,654

		562,686

Software 8.7%
7,450	Altiris, Inc.(a)	121,361
3,042	Catapult Communications Corp.(a)	44,961
7,250	Epicor Software Corp.(a)	79,823
2,392	Factset Research Systems, Inc.	66,402
5,383	Filenet Corp.(a)	142,649
3,059	Hyperion Solutions Corp.(a)	124,410
7,900	Infocrossing, Inc.(a)	129,955
13,720	Informatica Corp.(a)	106,056
7,015	Jack Henry & Associates, Inc.	120,588
2,784	Kronos, Inc.(a)	108,715
2,036	Macrovision Corp.(a)	41,636
6,510	Merge Technologies, Inc.(a)	105,657
5,151	Serena Software, Inc.(a)	98,024
5,600	Sonic Solutions, Inc.(a)	82,264
16,690	Synplicity, Inc.(a)	89,625

		1,462,126

Specialty Retail 0.8%
3,292	Tractor Supply Co.(a)	132,404

Textiles, Apparel & Luxury Goods 1.2%
11,569	Ashworth, Inc.(a)	127,143
3,268	Fossil, Inc.(a)	76,014

		203,157

Transportation 1.4%
4,797	Forward Air Corp.	115,416
8,720	Vitran Corp., Inc. (Class A shares) (Canada)(a)	129,579

		244,995

	Total long-term investments (cost $15,889,246)	16,508,770

SHORT-TERM INVESTMENT 4.4%
Money Market Mutual Fund
751,514	Dryden Core Investment Fund-Taxable Money Market Series (cost $751,514)(c)	751,514

	Total Investments 101.1% (cost $16,640,760) (b)	17,260,284
	Liabilities in excess of other assets (1.1%)	(189,269)

	Net Assets 100.0%	$17,071,015

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $16,721,663; and net unrealized appreciation on investments for federal income tax purposes was $538,621 (gross unrealized appreciation $1,297,112; gross unrealized depreciation $758,491). The difference between book and tax basis is attributable to deferred losses on wash sales.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of Dryden Core Investment Fund - Taxable Money Market Series.

Strategic Partners Style Specific Funds

Strategic Partners Small Capitalization Value Fund

Schedule of Investments as of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 93.9%
COMMON STOCKS
Aerospace/Defense 1.5%
9,000	Curtiss-Wright Corp.	$487,800
27,375	Moog, Inc. (Class A shares)(a)	816,049

		1,303,849

Airlines 0.4%
20,000	SkyWest, Inc.	361,600

Auto Related 2.7%
16,500	ArvinMeritor, Inc.	196,020
32,300	CSK Auto Corp.(a)	500,973
21,400	Snap-on, Inc.	709,838
10,500	United Auto Group, Inc.	297,570
22,500	Winnebago Industries, Inc.	655,650

		2,360,051

Banks & Savings & Loans 2.2%
11,100	Astoria Financial Corp.	294,261
16,000	Bancorpsouth, Inc.	338,720
14,100	BankUnited Financial Corp. (Class A shares)	336,708
16,000	Commercial Federal Corp.	417,760
12,568	Old National Bancorp.	239,923
15,000	Susquehanna Bancshares, Inc.	315,450

		1,942,822

Beverages 0.4%
14,700	Pepsiamericas, Inc.	362,943

Biotechnology 0.5%
43,919	Nabi Biopharmaceuticals(a)	478,717

Building Products 0.4%
17,000	Lennox International, Inc.	332,350

Business Services 1.8%
25,100	Administaff, Inc.	343,117
14,300	Global Payments, Inc.	926,068
13,300	Kelly Services, Inc. (Class A shares)	349,258

		1,618,443

Chemicals 3.1%
12,000	Lubrizol Corp.	465,240
31,000	Methanex Corp. (Canada)	516,150
18,000	RPM International, Inc.	310,500
9,300	Scotts Co. (Class A shares)(a)	673,320
19,500	Sensient Technologies Corp.	390,195
9,100	Valspar Corp. (The)	376,103

		2,731,508

Commercial Banks 0.7%
7,500	Hudson United Bancorp.	256,950
11,400	Provident Bankshares Corp.	333,792

		590,742

Commercial Services & Supplies 1.1%
34,800	Allied Waste Industries, Inc.(a)	278,052
9,000	Banta Corp.	374,760
8,800	Harland (John H.) Co.	316,800

		969,612

Containers & Packaging 0.4%
37,000	Rock-Tenn Co. (Class A shares)	375,550

Diversified Financial Services 6.0%
17,800	Accredited Home Lenders Holding Co.(a)	707,194
39,100	AmeriCredit Corp.(a)	914,940
27,200	Eaton Vance Corp.	637,296
12,000	GATX Corp.	392,640
30,100	Jefferies Group, Inc.	1,089,620
26,800	Oriental Financial Group (Puerto Rico)	373,860
28,600	Raymond James Financial, Inc.	771,342
2,000	Student Loan Corp.	387,500

		5,274,392

Diversified Manufacturing 1.0%
20,200	Watsco, Inc.	876,478

Drugs & Healthcare 6.8%
8,925	Barr Pharmaceuticals, Inc.(a)	462,851
18,700	Cooper Cos., Inc.	1,263,185
23,000	Covance, Inc.(a)	1,049,720
26,000	K-V Pharmaceutical Co. (Class A shares)(a)	608,400
12,000	Owens & Minor, Inc.	348,120
22,900	Perrigo Company	419,528
26,400	Pharmaceutical Product Development, Inc.(a)	1,198,032
32,200	Serologicals Corp.(a)	693,266

		6,043,102

Electric Utilities 1.6%
18,000	Cleco Corp.	367,560
19,300	Duquesne Light Holdings, Inc.	339,487
26,000	PNM Resources, Inc.	718,900

		1,425,947

Electrical Equipment 0.8%
13,000	Acuity Brands, Inc.	310,830
16,000	Regal-Beloit Corp.	423,200

		734,030

Electronic Equipment & Instruments 0.9%
50,000	Checkpoint Systems, Inc.(a)	791,500

Electronics 2.2%
53,700	FLIR Systems, Inc.(a)	1,428,420
9,300	Lincoln Electric Holdings, Inc.	284,115
47,500	Sanmina-SCI Corp.(a)	190,475

		1,903,010

Energy Equipment & Services 1.1%
19,100	Headwaters Inc.(a)	610,627
11,500	Tidewater, Inc.	396,405

		1,007,032

Food & Staples Retailing 1.0%
30,000	Casey’s General Stores, Inc.	506,400
17,000	Ruddick Corp.	381,820

		888,220

Food Products 2.4%
12,500	Chiquita Brands International, Inc.	313,125
13,200	Corn Products International, Inc.	290,664
14,500	Fresh Del Monte Produce, Inc. (Cayman Islands)	419,050
8,500	Lancaster Colony Corp.	353,260
14,000	Loews Corp. - Carolina Group	441,000
7,500	Universal Corporation VA	342,375

		2,159,474

Gas Utilities 2.2%
13,500	Atmos Energy Corp.	355,050
19,600	Cascade Natural Gas Corp.	367,108
10,500	Northwest Natural Gas Co.	372,750
9,000	Peoples Energy Corp.	356,400
4,300	Southwest Gas Corp.	105,221
12,000	WGL Holdings, Inc.	363,720

		1,920,249

Healthcare Equipment & Supplies 0.9%
13,800	Arrow International, Inc.	457,332
8,000	Invacare Corp.	327,680

		785,012

Healthcare Providers & Services 2.6%
32,400	American Healthways, Inc.(a)	1,210,140
19,100	AMERIGROUP Corp.(a)	670,792
7,300	Sunrise Senior Living, Inc.(a)	374,052

		2,254,984

Homebuilders 2.7%
40,500	Hovnanian Enterprises, Inc. (Class A shares)(a)	2,056,185
7,000	M/I Homes, Inc.	319,900

		2,376,085

Hotels, Restaurants & Leisure 3.2%
22,000	Bob Evans Farms, Inc.	448,800
10,400	Brinker International, Inc.(a)	351,520
14,400	CEC Entertainment, Inc.(a)	521,280
23,000	Intrawest Corp. (Canada)	463,220

13,500	Landry’s Restaurants, Inc.	351,000
21,100	Sonic Corp.(a)	676,044

		2,811,864

Household Durables 4.5%
15,600	Harman International Industries, Inc.	1,225,848
17,000	Maytag Corp.	164,730
5,005	MDC Holdings, Inc.	327,227
17,500	Meritage Corp.(a)	1,107,575
16,000	Standard Pacific Corp.	1,145,760

		3,971,140

Industrial Conglomerates 0.7%
9,100	Chicago Bridge & Iron Co. N.V. (Netherlands)	203,658
7,500	Teleflex, Inc.	401,025

		604,683

Insurance 6.0%
14,000	American Financial Group, Inc.	435,260
7,500	AmerUs Group Co.	352,575
16,000	Commerce Group, Inc.	945,280
21,750	Delphi Financial Group, Inc. (Class A shares)	903,060
9,500	Hilb, Rogal & Hobbs Co.	332,595
9,000	Landamerica Financial Group, Inc.	446,400
18,600	Philadelphia Consolidated Holding Corp.(a)	1,395,000
8,100	Protective Life Corp.	309,744
6,500	United Fire & Casualty Co.	220,220

		5,340,134

Machinery 4.3%
10,500	Albany International Corp. (Class A shares)	329,280
19,000	Barnes Group, Inc.	546,250
7,400	Bucyrus International Inc. (Class A shares)	288,156
12,000	Crane Co.	307,200
7,000	Harsco Corp.	375,550
1,400	Joy Global, Inc.	47,418
9,100	Kennametal, Inc.	412,230
12,300	Mueller Industries, Inc.	318,570
12,000	Tecumseh Products Co. (Class A shares)	416,880
18,000	Valmont Industries, Inc.	418,680
9,500	York International Corp.	371,735

		3,831,949

Marine 1.2%
6,500	Frontline, Ltd. (Bermuda)	285,415
8,100	General Maritime Corp.	355,185
10,000	Teekay Shipping Corp. (Bahamas)	419,400

		1,060,000

Media 0.7%
19,000	Handleman Co.	329,650
35,200	Sinclair Broadcast Group, Inc. (Class A shares)	269,632

		599,282

Metals & Mining 2.5%
40,000	Agnico-Eagle Mines Ltd. (Canada)	526,000
12,000	Arch Coal, Inc.	532,080
40,000	Goldcorp, Inc. (Canada)	517,600
12,000	Massey Energy Co.	433,320
4,800	Quanex Corp.	242,208

		2,251,208

Multi-Utilities & Unregulated Power 2.4%
7,000	Energen Corp.	433,650
12,500	National Fuel Gas Co.	340,375
19,500	ONEOK, Inc.	562,770
14,000	Vectren Corp.	378,140
16,600	Westar Energy, Inc.	380,140

		2,095,075

Multimedia 0.6%
15,600	Scholastic Corp.(a)	543,660

Oil & Gas 7.4%
59,250	Cabot Oil & Gas Corp.	1,744,319
33,800	Chesapeake Energy Corp.	650,312
7,100	Frontier Oil Corp.	298,768
800	Holly Corp.	27,416
30,000	Range Resources Corp.	679,500
32,000	St. Mary Land & Exploration Co.	694,400
28,500	Swift Energy Co.(a)	750,405
9,000	UGI Corp.	452,070
25,000	Vintage Petroleum, Inc.	722,250
13,000	Western Gas Resources, Inc.	434,330

		6,453,770

Paper & Forest Products 0.5%
10,000	Potlatch Corp.	472,300

Real Estate Investment Trust 4.1%
20,000	Annaly Mortgage Management, Inc.	382,400
14,200	Entertainment Properties Trust	613,440
13,700	Equity One, Inc.	286,878
6,700	First Industrial Realty Trust, Inc.	255,940
6,600	Healthcare Realty Trust, Inc.	254,826
24,600	HRPT Properties Trust	289,050
13,100	Nationwide Health Properties, Inc.	280,733
15,500	New Plan Excel Realty Trust	400,055
6,000	Shurgard Storage Centers, Inc.	250,980
10,600	SL Green Realty Corp.	646,600

		3,660,902

Retail 3.7%
11,800	Borders Group, Inc.	285,442
14,000	Brown Shoe Co., Inc.	432,600
11,200	Burlington Coat Factory Warehouse Corp.	308,560
15,800	Claire’s Stores, Inc.	344,756
34,500	Phillips-Van Heusen Co.	892,860
15,200	School Specialty, Inc.(a)	564,072
21,600	Stein Mart, Inc.(a)	437,616

		3,265,906

Road & Rail 0.8%
12,000	Arkansas Best Corp.	378,360
10,000	Overnite Corp.	299,800

		678,160

Telecommunications 2.0%
83,900	American Tower Corp. (Class A shares)(a)	1,445,597
16,400	Iowa Telecommunications Services, Inc.	313,240

		1,758,837

Textiles, Apparel, & Luxury Goods 1.0%
18,000	Kellwood Co.	459,720
26,000	Russell Corp.	455,260

		914,980

Thrifts & Mortgage Finance 0.9%
19,000	Fremont General Corp.	412,110
18,480	Washington Federal, Inc.	411,919

		824,029

	Total long-term investments (cost $66,713,095)	83,005,581

SHORT-TERM INVESTMENT 5.6% Money Market Mutual Fund
4,947,065	Dryden Core Investment Fund - Taxable Money Market Series (cost $4,947,065)(c)	4,947,065

	Total Investments 99.5% (cost $71,660,160)(b)	87,952,646
.	Other assets in excess of liabilities 0.5%	463,970

	Net Assets 100.0%	$88,416,616

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $71,722,895; and net unrealized appreciation on investments for federal income tax purposes was $16,229,751 (gross unrealized appreciation $18,535,544; gross unrealized depreciation $2,305,793 ). The difference between book and tax basis is attributable to deferred losses on wash sales.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of Dryden Core Investment Fund - Taxable Money Market Series.

Strategic Partners Total Return Bond Portfolio

Schedule of Investments

As of April 30, 2005 (Unaudited)

Moody’s Rating	Principal Amount (000)	Description	Value
LONG-TERM INVESTMENTS 122.8%
ASSET-BACKED SECURITIES 5.7%
		Ace Securities Corp., Ser. 2004-OP1 A2A, F.R.N.
Aaa	$322	3.13%, 4/25/34	$322,240
		Amortizing Residential Collateral Trust, Ser. 2000-BC3, Class A2, F.R.N.,
Aaa	10	3.28%, 9/25/30	9,617
		Bank of America Mortgage Securities, Ser. 2004-2, Class 5A1,
Aaa	123	6.50%, 10/25/31	127,610
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser. 2005-4, Class 23A2, F.R.N.
Aaa	500	5.45%, 5/25/35	506,590
		Ser. 2002-11 Class 1A1, F.R.N.
Aaa	286	5.64%, 2/25/33	289,695
		Commercial Mortgage Pass-Through Certificate, Ser. 2005-F10A, Class M0A1, F.R.N.
Aaa	1,000	3.03%, 3/15/20	997,357
		Honda Auto Receivables Owner Trust, Ser. 2004-3 A1
A1+ (a)	114	2.09%, 11/18/05	113,509
		Indymac Adjustable Rate Mortgage Trust, Ser. 2001-H2, Class A1, F.R.N.,
Aaa	23	3.87%, 1/25/32	23,440
		Master Asset Securitization Trust, Ser. 2003-7 Class 1A2,
AAA (a)	721	5.50%, 9/25/33	722,117
		Quest Trust, Ser. 2004-X2, Class A1, F.R.N.
Aaa	268	3.58%, 6/25/34	268,295
		Residential Funding Mortgage Securities Corp., Ser. 2003-S9, Class A1,
Aaa	242	6.50%, 3/25/32	245,271
		Washington Mutual Mortgage Loan Trust,
		Ser. 2003-AR1, Class 2A, F.R.N.
Aaa	1,835	3.29%, 12/25/27	1,831,318
		Ser. 2003-R1 A1, F.R.N.
Aaa	84	5.29%, 2/25/33	83,913

		Total asset backed securities (cost $5,558,063)	5,540,972

CORPORATE BONDS 10.0%
Airlines 0.2%
		United Air Lines,
Ca	300	9.21%, 1/21/17(d)	145,548

Automobile Manufacturers 1.0%
		DaimlerChrysler NA Holding, F.R.N.
A3	1,000	3.20%, 3/7/07	990,079

Financial Services 6.3%
			Ford Motor Credit Corp.,
A3		500	6.75%, 5/15/05	500,588
A3		100	6.875%, 2/1/06	101,152
			General Electric Capital Corp.,
Aaa	JPY	70,000	0.10%, 12/20/05	667,575
Aaa		77,000	1.40%, 11/2/06	747,832
			General Motor Acceptance Corp.,
Baa2		$1,400	3.58%, 4/13/06, F.R.N.	1,376,413
Baa2		1,000	6.875%, 9/15/11	876,119
			General Motors Nova Scotia Finance Co.,
Baa3		1,000	6.85%, 10/15/08	925,030
			HSBC Bank, F.R.N.
Aa2		500	3.12%, 9/21/07	500,375
			Quest Capital Funding, Inc.,
Caa2		200	7.00%, 8/3/09	180,500
Caa2		200	7.25%, 2/15/11	179,000

				6,054,584

Household Products 0.5%
			Clorox Co., F.R.N.
A3		500	3.125%, 12/14/07	500,586

Oil & Gas 0.7%
			El Paso Corp., M.T.N.,
Caa1		700	7.75%, 1/15/32	644,000

Telecommunications 1.1%
			SBC Communications, Inc.,
A2		1,100	4.21%, 6/5/21	1,101,056

Utilities 0.2%
			Pacific Gas & Electric, F.R.N.
Baa1		74	3.82%, 4/3/06	74,168
			TXU Energy Co. LLC, F.R.N.
Baa2		147	3.92%, 1/17/06	146,994

				221,162

			Total corporate bonds (cost $9,856,537)	9,657,015

FOREIGN GOVERNMENT OBLIGATIONS 22.1%
			Brazilian Government Bonds,
B1		41	4.31%, 4/15/12, F.R.N.	38,525
B1		1,337	8.00%, 4/15/14	1,326,931
B1		1,200	11.00%, 8/17/40	1,359,600
			Deutsche Bundesrepublik,
Aaa	EUR	1,200	5.25%, 7/4/10	1,722,409
Aaa		900	5.625%, 1/4/28	1,453,604
Aaa		1,000	6.50%, 7/4/27	1,776,725
			France Government Bond O.A.T.,
Aaa		300	4.00%, 4/25/55	386,480
Aaa		1,300	5.00%, 4/25/12	1,870,810
			Republic of Italy,
Aa2	JPY	43,000	3.80%, 3/27/08	452,747
			Republic of Panama,
Ba1		$500	8.25%, 4/22/08	541,250

			Republic of Peru,
Ba3		500	9.875%, 2/6/15	586,875
			Russia Government Bond,
Baa3		1,800	5.00%, 3/31/30	1,913,760
			United Kingdom Treasury,
Aaa	GBP	3,700	4.75%, 6/7/10	7,132,977
Aaa		400	5.00%, 3/7/12	784,544

			Total foreign government obligations (cost $20,795,762)	21,347,237

MUNICIPALS 5.2%
			Adams County, Penn.,
Aaa		$1,000	4.75%, 11/15/28(b)	1,021,940
			Chicago, M.B.I.A., Ser. A
Aaa		500	5.00%, 1/1/41(b)	540,695
			Georgia St. Road & Thrwy. Auth. Rev.,
Aaa		400	5.00%, 3/1/21(b)	424,152
			Golden St. Tobacco Securitization, California Tobacco Securitization Rev.,
Baa3		1,100	6.25%, 6/1/33	1,135,849
Baa3		500	6.375%, 6/1/32	515,400
Baa3		300	6.75%, 6/1/39	319,170
			Houston Ind. Sch. Dist.,
Aaa		300	4.75%, 2/15/26	303,498
			South Center Connecticut, Regional Water Authority,
Aaa		715	5.00%, 8/1/26	760,646

			Total municipals (cost $4,624,157)	5,021,350

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 36.6%
			Federal Home Loan Mortgage Corp., (b)
		398	6.50%, 3/1/16 – 3/1/18	414,038
			Federal National Mortgage Assn., (b)
		18	3.42%, 10/18/30, F.R.N.	17,767
		177	3.85%, 5/1/36, F.R.N.	179,842
		97	4.49%, 9/1/31, F.R.N.	96,936
		148	4.50%, 8/1/33	142,932
		6,500	4.50%, 5/15/35, TBA	6,274,528
		135	5.00% 1/1/19	135,801
		9,200	5.00%, 5/1/34, TBA	9,108,000
		345	5.50%, 2/1/17	353,422
		15,800	5.50%, 5/1/35, TBA	15,948,125
		674	5.94%, 11/1/11	721,497
		481	6.00%, 5/1/16 - 1/1/23	497,351
		1,272	6.50%, 9/1/21 - 7/1/32	1,332,473
			Government National Mortgage Assn., (b)
		10	3.25%, 9/20/30, F.R.N.	10,061
		14	3.42%, 10/16/30, F.R.N.	14,040
		56	5.50%, 11/20/29, F.R.N.	56,966
		7	8.00%, 8/20/31	7,899
		8	8.50%, 6/15/30	8,518

			Total U.S. government agency mortgage backed securities (cost $34,825,579)	35,320,196

U.S. GOVERNMENT SECURITIES 43.2%
		United States Treasury Bonds,
	300	6.625%, 2/15/27	382,208
	1,900	9.125%, 5/15/18	2,782,461
		United States Treasury Inflation Notes, (b)
	801	1.625%, 1/15/15	803,342
	2,491	2.00%, 1/15/14	2,586,643
	407	2.375%, 1/15/25	444,565
		United States Treasury Notes,
	700	3.125%, 4/15/09	682,172
	22,900	3.375%, 9/15/09-10/15/09	22,458,464
	700	3.75%, 3/31/07	701,285
	2,000	4.00%, 3/15/10 - 4/15/10	2,009,140
	100	4.375%, 8/15/12	102,297
	5,100	4.875%, 2/15/12	5,357,988
	800	6.00%, 2/15/26	946,594
	2,200	6.50%, 2/15/10	2,448,960

		Total U.S. government securities (cost $41,281,690)	41,706,119

		Total long-term investments (cost $116,941,788)	118,592,889

SHORT-TERM INVESTMENTS 24.1%
COMMERCIAL PAPER 23.2%
		Anz (Deleware), Inc.,
P-1	2,100	3.04%, 7/8/05	2,088,072
		Barclays Funding,
P-1	2,100	2.94%, 6/16/05	2,092,120
		CBA (DE) Finance,
P-1	2,600	3.04%, 7/12/05	2,584,322
		Comcast Corp.,
P-1	500	3.25%, 6/13/05	498,059
		Danske,
P-1	200	2.98%, 6/30/05	199,006
P-1	500	3.03%, 7/18/05	496,715
		DBN Bank,
P-1	1,100	2.75%, 6/10/05	1,096,318
		Dexia Delaware LLC,
P-1	1,600	2.98%, 6/27/05	1,592,363
		Federal Home Loan Bank,
P-1	100	2.80%, 5/2/05	99,992
		General Electric Capital Corp.,
P-1	1,000	3.04%, 7/11/05	994,060
		HBOS Treasury Services,
P-1	400	2.70%, 5/11/05	399,675

P-1	1,500	3.10%, 7/28/05	1,488,780
		ING US Funding LLC,
P-1	2,600	3.03%, 7/8/05	2,585,256
P-1	300	3.10%, 7/27/05	297,783
		Nordea North America, Inc.,
P-1	1,800	2.77%, 6/16/05	1,793,176
		Skandi Ensk Bank,
P-1	300	2.95%, 6/16/05	298,863
P-1	1,000	3.03%, 7/13/05	993,820
		Swedbank
P-1	2,100	2.98%, 6/29/05	2,089,817
		Westpac Corp.,
P-1	800	2.76%, 6/9/05	797,461

		Total commercial paper (cost $22,486,006)	22,485,658

Contracts/ Notional Amounts (000)	Description	Value
OUTSTANDING OPTIONS PURCHASED 0.4%
Call Options 0.3%
	Swap Option 3 month LIBOR, expiring
2,100,000	4/27/09 @ 5.75%	252,825
	United States Treasury Notes, expiring
72	5/20/05 @ $115	1,125

		253,950

Put Options 0.1%
	Euro Futures, expiring
90	12/19/05 @ 93.75	562
	Euro Futures, expiring
79	12/19/05 @ 94	494
	Euro Futures, expiring
25	9/19/05 @ 94.75	313
	Euro Futures, expiring
42	9/19/05 @ 94.50	263
	Swap Option 3 month LIBOR, expiring
2,100,000	4/27/09 @ 6.25%	68,657

		70,289

	Total outstanding options purchased (cost $262,475)	324,239

Principal Amount (000)
U.S. GOVERNMENT SECURITIES 0.5%
	United States Treasury Bill,
440	2.74%, 6/16/05(c) (cost $438,460)	438,539

	Total short-term investments (cost $23,186,941)	23,248,436

	Total Investments, Before Outstanding Options Written and Securities Sold Short 146.9% (cost $140,128,729)	141,841,325

Contracts/ Notional Amounts (000)
OUTSTANDING OPTIONS WRITTEN (0.1)%
Call Options (0.1)%
	Swap Option 3 month LIBOR, expiring
9,300,000	10/31/05 - 7/7/06 @ 4%	(57,743)
	United States Treasury Notes, expiring
4	5/20/05 @ $114	(187)
	United States Treasury Notes, expiring
13	5/20/05 @ $112	(4,469)
	United States Treasury Notes, expiring
20	5/20/05 @ $110	(31,875)

		(94,274)

Put Options
	90 day GBP LIBOR, expiring
4	12/21/05 @ 94.25	(48)
	Swap Option 3 month LIBOR, expiring
2,500,000	10/31/05 @ 7.0%	(67)
	Swap Option 3 month LIBOR, expiring
6,800,000	7/3/06 @ 6.0%	(31,742)
	United States Treasury Notes, expiring
13	5/20/05 @ $107	(203)
	United States Treasury Notes, expiring
27	5/20/05 @ $108	(844)
	United States Treasury Notes, expiring
10	5/20/05 @ $109	(625)

		(33,529)

	Total outstanding options written (premiums received $472,877)	(127,803)

Principal Amount (000)
SECURITIES SOLD SHORT (27.7)%
	Deutsche Bundesrepublik
1,200	5.25%, 7/4/10	(1,722,409)
	Federal National Mortgage Assn.,
600	6.00%, 5/15/35	(615,750)
	Federal Republic of Brazil
1,337	8.00%, 4/15/14	(1,326,929)
	United Kingdom Treasury
400	5.00%, 3/7/12	(784,544)
	United States Treasury Notes,
3,800	3.375%, 9/15/09	(3,727,412)
7,100	3.875%, 2/15/13	(7,005,151)
1,300	4.00%, 11/15/12	(1,298,883)
3,850	4.375%, 8/15/12	(3,938,431)
5,100	4.875%, 2/15/12	(5,357,989)

900	6.00%, 8/15/09	(975,902)

	Total securities sold short (proceeds $26,590,597)	(26,753,400)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 119.1% (cost $113,065,255)(f)	114,960,122
	Liabilities in excess of other assets (e)(19.1%)	(18,395,956)

	Net Assets 100%	$96,564,166

F.R.N. – Floating Rate Note.

M.B.I.A. – Municipal Bond Insurance Corporation.

M.T.N. – Medium Term Note.

O.A.T. – European market inflation-linked bonds.

TBA – To be Announced Securities.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(a)	Standard & Poor’s rating.

(b)	Securities has been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2005:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
178	90 Day Euro	Dec. 2005	$42,748,925	$42,807,287	(58,362)
44	5yr US T-Note	Jun. 2005	4,771,938	4,710,063	61,875
34	90 Day Euro	Sept. 2005	8,181,675	8,245,000	(63,325)
18	90 Day Euro	Dec. 2006	4,304,925	4,321,575	(16,650)
18	90 Day Euro	Mar. 2006	4,317,300	4,309,650	7,650
4	90 Day GBP Libor	Dec. 2005	907,444	903,939	3,505

					$(65,307)

	Short Positions
96	10yr US T-Note	Jun. 2005	$10,696,500	$10,503,000	$(193,500)

					$(258,807)

(c)	Rate quoted represents yield-to-maturity as of purchase date.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on foreign currency contracts, interest rate and credit default swaps as follows:

Outstanding forward currency contracts to purchase foreign currencies at April 30, 2005 were as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 92,000
Expiring 5/18/05	$119,091	$118,390	$(701)
Pound Sterling, 31,000
Expiring 6/09/05	58,935	59,123	188

	$178,026	$177,513	$(513)

Outstanding forward currency contracts to sell foreign currencies at April 30, 2005 were as follows:

Foreign Currency Sales Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 1,549,000
Expiring 5/18/05	$2,002,842	$1,993,334	$9,508
Euros, 2,076,000
Expiring 5/25/05	2,719,093	2,671,505	47,588
Pound Sterling, 1,769,000
Expiring 6/09/05	3,373,235	3,373,829	(594)
Pound Sterling, 2,058,000
Expiring 6/09/05	3,916,786	3,925,009	(8,223)
Japanese Yen, 41,728,000
Expiring 6/13/05	387,269	397,978	(10,709)

	$12,399,225	$12,361,655	$37,570

Interest rate swap agreements outstanding at April 30, 2005 were as follows (g):

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan (1)	6/18/2034	EUR	1,000	6.00%	6 month LIBOR	$125,702
JP Morgan (1)	3/15/2032	EUR	400	6.00%	6 month LIBOR	32,343
Greenwich Capital (1)	6/15/2010		$2,300	4.00%	3 Month LIBOR	(3,780)
Lehman Brothers, Inc. (2)	6/15/2015		$5,500	5.00%	3 Month LIBOR	136,448
Bank of America (1)	6/15/2035		$300	6.00%	3 Month LIBOR	15,465
Goldman Sachs Group, Inc. (2)	6/15/2007		$2,000	4.00%	3 Month LIBOR	2,722
Goldman Sachs Group, Inc. (1)	6/15/2010		$2,800	4.00%	3 Month LIBOR	(18,881)
Merrill Lynch & Co. (1)	6/15/2008	GBP	1,600	5.00%	6 Month LIBOR	25,684
UBS Warburg LLC (2)	12/15/2014	EUR	7,700	5.00%	6 Month LIBOR	(1,080,144)

						$(764,441)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

(g)	The Fund paid a transaction fee for entering into the agreements.

Credit default swap agreements outstanding at April 30, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Allstate Corp.,
Morgan Stanley & Co. Inc. (1)	12/20/2008	500	0.26%	6.125%, 2/15/12	$(2,703)
				Ingersoll-Rand Co.,
Merrill Lynch & Co. (1)	12/20/2008	200	0.32%	6.48%, 6/1/25	(1,009)
				Emerson Electric Co.,
Morgan Stanley & Co. Inc. (1)	12/20/2008	300	0.21%	4.625%, 10/15/12	(154)
				Eli Lilly & Co., Inc.,
Barclay’s Bank PLC (1)	12/20/2008	400	0.16%	6.00%, 3/15/12	(1,039)
				E.I. Dupont,
Bank of America Securities LLC (1)	12/20/2008	300	0.13%	6.875%, 10/15/09	(277)
				Hewlett Packard Co.,
Bear Stearns & Co. (1)	12/20/2008	400	0.32%	6.50%, 7/1/12	(340)
				Johnson & Johnson
Lehman Brothers Inc. (1)	12/20/2008	400	0.11%	3.80%, 5/15/13	(489)
				Home Depot, Inc.,
Lehman Brothers Inc. (1)	12/20/2008	400	0.12%	5.375%, 4/1/06	(965)
				FedEx Corp.
Citigroup Global Partners Inc. (1)	12/20/2008	300	0.29%	7.25%, 2/15/11	(789)
				Whirlpool Corp.,
Lehman Brothers Inc. (1)	12/20/2008	200	0.29%	8.60%, 5/1/10	2,060
				Eaton Corp.,
Citigroup Global Partners Inc. (1)	12/20/2008	400	0.28%	5.75%, 7/15/12	(1,768)
				Gannett
Merrill Lynch & Co. (1)	12/20/2008	100	0.22%	6.375%, 4/01/12	393
				Wal-Mart Stores, Inc.,
Citigroup Global Partners Inc. (1)	12/20/2008	600	0.14%	6.875%, 8/10/09	(1,474)
				Autozone, Inc.,
UBS Warburg LLC (2)	12/20/2008	500	0.35%	5.875%, 10/15/12	4,000
				Costco Wholesale Corp.,
Lehman Brothers Inc. (1)	12/20/2008	100	0.24%	5.50%, 3/15/07	(423)
				Masco Corp.
Lehman Brothers Inc. (1)	12/20/2008	200	0.22%	5.875%, 7/15/12	(17)
				Radioshack Corp.,
Lehman Brothers Inc. (1)	12/20/2008	200	0.35%	7.375%, 5/15/11	2,441
				The Walt Disney Co.,
Barclay’s Bank PLC (1)	12/20/2008	100	0.67%	6.375%, 3/1/12	(1,533)
				Capital One Bank,
Bear Stearns & Co. (1)	12/20/2008	100	1.09%	4.875%, 5/15/08	(1,782)
				Northrop Grumman Corp.,
Lehman Brothers Inc. (1)	12/20/2008	100	0.48%	7.1425%, 2/15/11	(694)
				Lockheed Martin Corp.,
Lehman Brothers Inc. (1)	12/20/2008	100	0.53%	8.20%, 12/1/09	(964)
				Goodrich Corp.,
UBS Warburg LLC (2)	12/20/2008	100	0.97%	7.625%, 12/15/12	(2,367)
				Deere & Co.,
Bear Stearns & Co. (1)	12/20/2008	100	0.24%	7.875%, 5/15/10	(389)
				Radioshack Corp.,
UBS Warburg LLC (2)	12/20/2008	100	0.37%	7.375%, 5/15/11	1,149
				Catepillar, Inc.,
Bear Stearns & Co. (1)	12/20/2008	100	0.19%	7.25%, 9/15/09	(105)
				Emerson Electric Co.,
Morgan Stanley & Co. Inc. (1)	12/20/2008	100	0.22%	7.125%, 8/15/10	(88)
				Devon Energy Corp.,
Merrill Lynch & Co. (1)	12/20/2008	200	0.35%	6.875%, 9/30/11	(136)
				International Paper Co.,
Bear Stearns & Co. (1)	12/20/2008	100	0.60%	6.75%, 9/1/11	(496)
				Andarko Petroleum Corp.,
Merrill Lynch & Co. (1)	12/20/2008	100	0.27%	5.00%, 10/1/12	(16)
				Carnival Corp.,
UBS Warburg LLC (2)	12/20/2008	100	0.44%	6.15%, 4/15/08	(892)
				Countrywide Home Loans, Inc.,
Morgan Stanley & Co. Inc. (1)	10/20/2008	100	0.42%	5.625%, 7/15/09	(321)
				Occidental Petroleum Corp.,
Merrill Lynch & Co. (1)	12/20/2008	100	0.28%	6.75%, 1/15/12	(267)
				Simon Properties Group, L.P.,
UBS Warburg LLC (2)	12/20/2008	100	0.44%	5.45%, 3/15/13	(161)
				The Kroger Co.,
UBS Warburg LLC (2)	12/20/2008	100	0.53%	4.75%, 4/15/12	(208)
				Wal-Mart Stores, Inc.,
Bear Stearns & Co. (1)	12/20/2008	100	0.15%	6.875%, 8/10/09	(282)
				Motorola, Inc.,
Merrill Lynch & Co. (1)	12/20/2008	100	0.85%	7.625%, 11/15/10	(2,041)
				People’s Republic of China
Lehman Brothers Inc. (1)	6/20/2009	800	0.40%	6.80%, 05/23/11	(5,192)
				General Motors
Bear Stearns & Co. (2)	6/20/2005	3,250	0.69%	7.125%, 07/15/13	(16,069)
				General Motors Accept Corp.
Bear Stearns & Co. (1)	6/20/2005	3,250	0.55%	6.875%, 08/28/12	19,176
				Russian Federation
Bear Stearns & Co. (2)	3/20/2007	400	0.62%	5.00%, 03/31/30	(571)
				DJ CDX, IG 4
Goldman Sachs (2)	6/20/2010	3,500	0.40%	.4%, 06/20/10	(678)

					(17,480)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

(f)	The United States federal income tax basis of the Fund’s investments was $140,272,795; and net unrealized appreciation on investments for federal income tax purposes was $1,568,530 (gross unrealized appreciation $2,105,580; gross unrealized depreciation $537,050). The difference between book and tax basis is attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 27, 2005

*	Print the name and title of each signing officer under his or her signature.